Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($)
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain on re-measurement of contingent consideration provision	$ 8.8